Other Long-Term Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Summary of Other Long-Term Liabilities

	As of December 31, 2023	As of March 31, 2023
Retirement benefits	399,510	294,301
Deferred tax liability	523,462	—
	922,972	294,301

	As of March 31, 2023	As of March 31, 2022
Retirement benefits	294,301	159,037
Deferred tax liability	—	117,729
Lease equalisation reserve	—	10,083
	294,301	286,849